Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventories

	At December 31,
	2024	2023
	$’m	$’m
Raw materials and consumables	244	300
Work-in-progress	3	3
Finished goods	135	166
	382	469